ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014

Accrued payroll and bonus	$4,032	$3,805
Other taxes payable	1,756	3,721
Advance payment received in relation to an investment in Cyber Cloud*	—	2,254
Social insurance withholding	725	732
Provision for warranty	310	338
Others	6,311	6,802

	$13,134	$17,652

Movement of Provision for Warranty	Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2013	$250	$72	$(12)	$310
2014	$310	$62	$(34)	$338